Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 623	$ 67
Grants received	187
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	137	67
Other Countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	486
SKA-Platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 623	$ 67